Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Trade and other payables	$ 649	$ 2,335
Accrued liabilities	11,344	10,363
Due to related parties	903	1,394
Accounts payable and accrued liabilities	$ 12,896	$ 14,092